Vessels, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels, Net
5.	Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, January 1, 2023	39,394,125	(557,974)	38,836,151

Acquisitions and improvements	40,430,000	—	40,430,000
Depreciation for the year	—	(4,104,720)	(4,104,720)

Balance, December 31, 2023	79,824,125	(4,662,694)	75,161,431

Acquisitions and improvements	15,166,025	—	15,166,025
Depreciation for the year	—	(6,177,651)	(6,177,651)

Balance, December 31, 2024	94,990,150	(10,840,345)	84,149,805

The additions during the year ended December 31, 2023 relate to the acquisition of the vessel “Afrapearl II” (Note 3).
The additions during the year ended December 31, 2024 relate to the acquisition of the vessel “Eco Spitfire” (Note 3) as well as other capitalized costs related to the specific vessel.
At December 31, 2023 and 2024, the Company performed an impairment review of its vessels held for use, due to the prevailing conditions in the shipping industry. As of December 31, 2023 and 2024, as the undiscounted net operating cash flows, for the two and three vessels, respectively, whose fair value was below their carrying value, exceeded each vessel’s carrying value, no impairment was recorded.